Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Statement [Abstract]
Revenues		$ 936,935	$ 645,127	$ 3,078,758
Operating expenses:
Selling expenses		439,174	2,467,547	1,096,195
General and administrative expenses		2,919,675	3,076,283	1,245,169
Provision for doubtful accounts			995,081	65,790
Impairment of long-lived assets			505,453
Total operating expenses		3,358,849	7,044,364	2,407,154
Loss from operations		(2,421,914)	(6,399,237)	671,604
Other income (expenses):
Interest income, net		313	437	1,994
Other income (expenses), net		305,989	(80,283)	32,452
Gain (Loss) from investment in trading securities		(258,738)	201,051
Total other income (expense), net		47,564	121,205	34,446
Income (loss) before income taxes		(2,374,350)	(6,278,032)	706,050
Income tax provision				276,823
Net loss from continuing operations		(2,374,350)	(6,278,032)	429,227
Net loss from discontinued operations		(6,625,898)	(11,012,336)
Net income (loss)		(9,000,248)	(17,290,368)	429,227
Less: Net loss attributable to non-controlling interests		436,474	2,407,669
Net income (loss) attributable to ATIF Holdings Limited		(8,563,774)	(14,882,699)	429,227
Other comprehensive loss:
Total foreign currency translation adjustment		(283,677)	(30,225)	(17,642)
Comprehensive income (loss)		(9,283,925)	(17,320,593)	411,585
Less: comprehensive loss attributable to non-controlling interests		295,985	2,449,843
Comprehensive income (loss) attributable to ATIF Holdings Limited		$ (8,987,940)	$ (14,870,750)	$ 411,585
Earnings (Loss) Per share – basic and diluted (in Dollars per share)		$ (0.9)	$ (1.87)	$ 0.06
Earnings (Loss) Per share from continuing operations – basic and diluted (in Dollars per share)		(0.26)	(0.79)	0.06
Earnings (Loss) Per share from discontinued operations – basic and diluted (in Dollars per share)		$ (0.64)	$ (1.08)
Weighted Average Shares Outstanding*
Basic and diluted (in Shares)	[1]	9,483,010	7,958,104	7,104,586

[1]	Retrospectively restated due to five for one reverse stock split, see Note 14